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AdvisorOne Funds

AMERIGO FUND

CLERMONT FUND

BEROLINA FUND

PROSPECTUS

December 30, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 ADVISORONE FUNDS

AMERIGO FUND

CLERMONT FUND

BEROLINA FUND

TABLE OF CONTENTS

PROSPECTUS dated December 30, 2005

KEY INVESTMENT CONCEPTS

FUND FACTS

    AMERIGO FUND

    Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

    Fees & Expenses

    CLERMONT FUND

    Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

    Fees & Expenses

BEROLINA FUND

    Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

Fees & Expenses

YOUR ACCOUNT

    Types of Accounts

    Choosing a Class

    Classes in Detail

    Rule 12b-1 Plan in Detail

    Purchasing Shares

    Redeeming Shares

    Exchanging Shares

PRICING OF FUND SHARES

ANTI-MONEY LAUNDERING and CUSTOMER IDENTIFICATION PROGRAM

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

DISTRIBUTIONS

FEDERAL TAX CONSIDERATIONS

    Taxes on Distributions

    Taxes on Sales or Exchanges

    “Buying a Dividend”

    Tax Withholding

MANAGEMENT

    Investment Adviser

    Portfolio Managers

    Other Service Providers

FINANCIAL HIGHLIGHTS

WHERE TO GO FOR MORE INFORMATION

Key Investment Concepts

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the Fund is not authorized to conduct business. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information (“SAI”).

Each of the Amerigo Fund, Clermont Fund and Berolina Fund  is a series of AdvisorOne Funds (the “Trust”), a Delaware statutory trust. This Prospectus describes solely the investment objectives, principal investment strategies, principal investments and principal risks of the Amerigo Fund, Clermont Fund and Berolina Fund (individually a “Fund” and collectively the “Funds”).   You may find the following definitions of these terms useful as you read the description of the Funds.

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Investment Objectives

A fund’s investment objective is its ultimate, overriding goal. It is the way in which the fund defines itself amongst all other funds. There is a wide range of potential investment objectives. There can be no assurance that any fund will attain its investment objective. You should think carefully about whether a fund's investment objective is consistent with your own objective for the money that you are contemplating investing in that fund. If it is not consistent with your objectives, you should consider another fund.

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Principal Investment Strategies

A fund’s principal investment strategies are the primary means by which the investment adviser for the fund seeks to attain its investment objective. A strategy may, among other things, take the form of an              intention on the part of the investment adviser to the fund to invest in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries. Your financial consultant can assist you in understanding these strategies.

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Principal Investments

In order to implement its investment strategies, a fund will invest principally in certain types of securities. These securities may include equity securities, such as common stocks, preferred stocks, convertible securities and warrants, debt securities, such as corporate bonds, government securities and mortgage and other asset-backed securities, other funds (open and closed-end funds), and exchange traded funds.

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Principal Risks

The principal risks of a fund are those potential occurrences that, in the judgment of the fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the fund from attaining its investment objective. Your financial consultant can assist you in understanding these risks.

FUND FACTS - Amerigo Fund

This section briefly describes the Amerigo Fund’s goals, principal investment strategies and risks.

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 Investment Objective

The objective of the Amerigo Fund is long-term growth of capital without regard to current income.

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Principal Investment Strategies

•      The Fund invests in Underlying Funds  (defined below under “Fund Facts” on page 25) that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

•      Although the Fund does not seek current income, it may invest up to 20% of its total assets in Underlying Funds or other securities that invest in, long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Adviser believes these investments offer a potential for capital appreciation.

•      The Fund may invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in futures contracts, options and options on futures contracts or invest in Underlying Funds that invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to those of the S&P 500. The Fund typically will invest in Underlying Funds that invest in equities, but may invest up to 20% of the Fund net assets in fixed income securities as described above. The Adviser seeks to control risk within a given range by estimating the cumulative risk of the underlying holdings and keeping it near that of the S&P 500. The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data. The volatility of the asset has the largest impact on the risk measurement.

The underlying holdings are actively managed by over-weighting asset classes, sectors, regions and countries where the Adviser sees the best opportunities for return relative to the risk available in the Fund.

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Principal Risks

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the companies in which the Fund invests, and the Fund’s level of investment in the securities of those companies. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•      Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•      Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

FUND FACTS - Amerigo Fund

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•      Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•      Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•      Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•      Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the Fund’s.  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•      Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

FUND FACTS - Amerigo Fund

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options:  The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o  Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o  There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o  Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o  Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o  Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•      Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses

FUND FACTS - Amerigo Fund

negatively impact the performance of the Fund. For example, when a Fund short sells an interest bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•      Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political      and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate      company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•      Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•      Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•      Defensive Strategies: In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash      equivalent securities. If the Adviser does so, it could affect the Fund's performance and the Fund might not achieve its investment objective.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Amerigo Fund?

We designed the Amerigo Fund for investors who seek one or more of the following:

•      long term growth potential

•      a fund that offers diversification by investing in Underlying Funds consisting primarily of exchange traded funds

•      a fund that provides access to multiple market segments that may be less accessible to individual investors

•      a  fund that invests in domestic and foreign securities

FUND FACTS - Amerigo Fund

Performance and Volatility

Before June 5, 2000, the Fund operated as a separate fund called the CLS AdvisorOne Fund-Amerigo Fund (“CLS Amerigo Fund”). On or about June 5, 2000, the Fund was reorganized as a new series of the Orbitex Group of Funds trust and referred to as the Orbitex Amerigo Fund.  On or about April 1, 2003, the name of the Trust was changed from Orbitex Group of Funds to AdvisorOne Funds and the Fund is now known as the Amerigo Fund.

The bar chart and table below provide some indication of the risks of investing in the Amerigo Fund by showing changes in the performance of Class N Shares of the Amerigo Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance for the period prior to June 5, 2000 is that of the CLS Amerigo Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART TO BE INSERTED]:

Total Return for the year ended December 31,

1998	16.50%
1999	41.22%
2000	(12.68)%
2001	(10.55)%
2002	(20.03)%
2003	32.03%
2004	11.39%

The year-to-date return of Class N Shares for the nine-month period ended September 30, 2005 was 6.23%.  During the period shown in the bar chart, the highest return for a quarter was 26.23% (quarter ended 12/31/99) and the lowest return for a quarter was (16.11)% (quarter ended 9/30/01).

FUND FACTS - Amerigo Fund

AVERAGE ANNUAL TOTAL RETURN (For the period ended December 31, 2004)

	Past 1 Year	Past 5 Years	Life of Fund*
Amerigo Fund Class N (1)
return before taxes	11.39%	(1.69) %	5.91%
return after taxes on distributions (2)	11.36%	(2.31) %	5.40%
return after taxes on distributions and sale of Fund shares (2)	7.40%	(1.74) %	4.89%
Amerigo Fund Class C
return before taxes	9.28%	N/A	(3.14)%
S&P 500TM Index (3)	10.88%	(2.30) %	5.37%**

(1)   The performance figures shown above for the period prior to June 5, 2000 reflect the performance for Class N Shares of the CLS Amerigo Fund, the predecessor of the Amerigo Fund. Class N Shares have lower expenses than Class C Shares of the Amerigo Fund, and unlike Class C Shares, are not subject to any contingent deferred sales charge.

(2)   After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(3)   The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks.  The index is commonly used to measure stock market performance.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses.

*      The Fund’s Class N Shares and Class C Shares commenced operations on 7/14/97 and 7/13/00, respectively.

**  Since 7/14/97.

FUND FACTS - Amerigo Fund

Fees and Expenses  - Amerigo Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares or Class N Shares of the Amerigo Fund.

	Class C	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	1.00% [2]	None
Other Expenses	0.22%	0.22%

Total Annual Operating Expenses	2.22%	1.22%
Fee Waiver and Reimbursement	(0.07)% [3]	(0.07) % [3]

Net Expenses	2.15% [3]	1.15% [3]

1   The contingent deferred sales charge applies to redemptions of Class C Shares within eighteen months of purchase.

2   Including a 0.25% shareholder servicing fee.

3   The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses, at least through June 30, 2006, so that Class C Share and Class N Share total annual operating expenses do not exceed 2.15% and 1.15%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.20% to 0.35%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

FUND FACTS - Amerigo Fund

Fees and Expenses  - Amerigo Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Amerigo Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*	Class C	Class N
1	$318	$117
3	$688	$380
5	$1,184	$664
10	$2,550	$1,471

You would pay the following expenses if you did not redeem your shares:

Year*	Class C	Class N
1	$218	$117
3	$688	$380
5	$1,184	$664
10	$2,550	$1,471

*The one-year fees shown above take into account the Adviser’s advisory fee waiver agreement to limit total operating expenses at least through June 30, 2006, so that Class C Share and Class N Share expenses do not exceed 2.15% and 1.15%, respectively, of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for years 3, 5 and 10 will be lower than indicated above.

FUND FACTS - Clermont Fund

This section describes the Clermont Fund’s goals, principal investment strategies and risks.

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Investment Objective

The objective of the Clermont Fund is a combination of current income and growth of capital.

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Principal Investment Strategies

The Fund's principal investment strategies include:

•      Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

•      Investing at least 20% of its total assets in Underlying Funds or other securities that invest  in, long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Total Return refers to the annual total return on an investment including appreciation and dividends or interest.

•      The Fund may invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in Underlying Funds that invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions.

•      The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an allocation of 45% equities and 55% in short to intermediate government bonds. The actual Fund investment in underlying equity or bond funds typically will range from 35% to 65% of the Fund’s assets either way, with a minimum of 20% in bonds.  The Adviser seeks to control risk within a given range by estimating the risk of the underlying holdings and keeping it near 45% of the S&P 500 and 55% near that of the Lehman 1 to 5 Year Government Credit Index. The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data. The volatility of the asset has the largest impact on the risk measurement.

The underlying holdings are actively managed by over-weighting asset classes, sectors, regions and countries where the Adviser sees the best opportunities for return relative to the risk available in the Fund. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

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Principal Risks

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the companies in which the Fund invests, and the Fund’s level of investment in the securities of those companies. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•      Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity

FUND FACTS - Clermont Fund

securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•      Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•      Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•      Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•      Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•      Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the Fund’s.  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

FUND FACTS - Clermont Fund

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•      Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options: The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o  Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o  There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o  Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o  Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o  Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•      Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position

FUND FACTS - Clermont Fund

earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•      Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political      and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate      company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•      Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•      Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•      Defensive Strategies: In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash      equivalent securities. If the Adviser does so, it could affect the Fund's performance and the Fund might not achieve its investment objective.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Clermont Fund?

We designed the Clermont Fund for investors who seek one or more of the following:

•      a more conservative alternative to mutual funds that invest exclusively for growth

•      a fund that offers diversification by investing in Underlying Funds primarily consisting of exchange traded funds

•      a fund that provides access to markets that may be less accessible to individual investors

•      a  fund that invests in domestic and foreign securities

•      investors desiring an asset allocation portfolio whose allocation is balanced between equities and bonds

FUND FACTS - Clermont Fund

Performance and Volatility

Before June 5, 2000, the Fund operated as a separate fund called the CLS AdvisorOne Fund-Clermont Fund (“CLS Clermont Fund”). On or about June 5, 2000, the Fund was reorganized as a new series of the Orbitex Group of Funds trust and was referred to as the Orbitex Clermont Fund.  On or about April 1, 2003, the name of the Trust was changed from Orbitex Group of Funds to AdvisorOne Funds and the Fund is now known as the Clermont Fund.

The bar chart and table below provide some indication of the risks of investing in the Clermont Fund by showing changes in the performance of Class N Shares of the Clermont Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance for the period prior to June 5, 2000 is that of the CLS Clermont Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART TO BE INSERTED]:

Total Return for the year ended December 31,

1998	6.93%
1999	18.03%
2000	(3.40)%
2001	(6.26)%
2002	(11.91)%
2003	17.24%
2004	6.64%

The year-to-date return of Class N Shares for the nine-month period ended September 30, 2005 was 2.66%.  During the period shown in the bar chart, the highest return for a quarter was 12.35% (quarter 12/31/98) and the lowest return for a quarter was (10.43)% (quarter ended 9/30/02).

FUND FACTS - Clermont Fund

AVERAGE ANNUAL TOTAL RETURN (for the period ended December 31, 2004)

	Past 1 Year	Past 5 Years	Life of Fund*
Clermont Fund Class N (1)
return before taxes	6.64%	(0.05)%	3.36%
return after taxes on distributions (2)	6.10%	(0.95)%	2.48%
return after taxes on distributions and sale of Fund shares (2)	4.43%	(0.53)%	2.39%
S&P 500TM Index (3)	10.88%	(2.30%	5.37%
Lehman Brothers Aggregate Bond Index (4)	4.34%	7.71%	6.84%

(1)   The performance figures shown above for the period prior to June 5, 2000 reflect the performance for Class N Shares of the CLS Clermont Fund, the predecessor of the Clermont Fund.

(2)   After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

(3)   The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks. The index is commonly used to measure stock market performance. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses.

(4)   The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).

*      From July 14, 1997.

FUND FACTS - Clermont Fund

Fees and Expenses  - Clermont Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Clermont Fund.

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.32%

Total Annual Operating Expenses	1.32%
Fee Waiver and Reimbursement	(0.17)% [1]

Net Expenses	1.15% [1]

1   The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses, at least through June 30, 2006, so that Class N Share total annual operating expenses do not exceed 1.15% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of Class N Shares of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.15% to 0.25%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

                                                          FUND FACTS - Clermont Fund

Fees and Expenses  - Clermont Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Clermont Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*	Class N
1	$117
3	$402
5	$707
10	$1,575

You would pay the following expenses if you did not redeem your shares:

Year*	Class N
1	$117
3	$402
5	$707
10	$1,575

*The one-year fees shown above take into account the Adviser’s  advisory fee waiver agreement to limit total operating expenses at least through  June 30, 2006, so that Class N Share  expenses do not exceed 1.15% of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for years 3, 5 & 10 will be lower than indicated above.

FUND FACTS – Berolina Fund

 This section briefly describes the Berolina Fund’s goals, principal investment strategies and risks.

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 Investment Objective

The Berolina Fund seeks to provide growth of capital and total return.

[GRAPHIC OMITTED]

Principal Investment Strategies

•      Under normal market conditions, the Fund will invest primarily in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.   While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in Underlying Funds or other securities that seek capital appreciation or growth.

•      The Fund may invest up to 65% of its total assets in Underlying Funds or other securities that invest  in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Adviser believes these funds offer a potential for capital appreciation..

The Fund also may take long and short positions in exchange traded funds such as Standard & Poor’s Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQ). The Fund will use these instruments to increase exposure to sectors the Adviser believes have the greatest potential for upward price movement, and to decrease exposure to sectors the Adviser believes have the greatest potential for downward price movements.  The Fund may sell securities short to the full extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).The Fund may sell securities short to the full extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

•      Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts.  The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in futures contracts, options and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an equity allocation between 70% and 80% equities and the remainder in short to intermediate government bonds. The Adviser seeks to control risk within such ranges by estimating the overall risk of the underlying holdings and keeping it near an equivalent risk of a portfolio comprised of 75% of the S&P 500 and 25% of the Lehman 1-5 year Government Bond. The actual investment of Fund assets may range from 35% to 100% in underlying equity funds and 0% to 65% in underlying bond funds, but typically will be in the middle third of such ranges. The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data. For example, a high yield bond fund holding may have greater volatility than some equity fund holdings. The historical volatility and the risk analysis are weighted relatively equally in gauging the risk of any position. The risk analysis will cause the Fund to re-allocate between underlying equity and bond funds.

The underlying holdings are actively managed by over-weighting asset classes, sectors, regions and countries where the Advisor sees the best opportunities for return relative to the risk available in the Fund. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

FUND FACTS – Berolina Fund

[GRAPHIC OMITTED]

Principal Risks

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the companies in which the Fund invests, and the Fund’s level of investment in the securities of those companies. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•      Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•      Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•      Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•      Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•      Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•      Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the Fund’s.  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•      Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options: The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o  Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o  There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o  Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o  Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o  Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•      Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•      Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political      and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate      company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•      Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•      Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•      Defensive Strategies: In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash      equivalent securities. If the Adviser does so, it could affect the Fund's performance and the Fund might not achieve its investment objective.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Berolina Fund?

We designed the Berolina Fund for investors who seek one or more of the following:

•      investors desiring a more tactical approach in an asset allocation fund with greater sensitivity to changes in market risk and a greater emphasis on shorting overvalued areas of the market as part of the risk control process

•      investors desiring a fund with risk levels slightly lower than that of the S&P 500 but greater than those of a balance fund

•      a fund that offers diversification by investing in Underlying Funds consisting primarily of exchange traded funds

•      a  fund that invests in domestic and foreign securities

Performance and Volatility

Because the Fund has only recently commenced investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FUND FACTS – Berolina Fund

Fees and Expenses  - Berolina Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and Shares of the Berolina Fund.

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.40% [1]

Total Annual Operating Expenses	1.40%
Fee Waiver and Reimbursement	(0.25) % [2]

Net Expenses	1.15% [2]

1      These expenses, which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

2      The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses at least through June 30, 2006, so that total annual operating expenses do not exceed 1.15%  of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fee actually charged may in the future be higher than reflected above if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.20% to 0.35%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

FUND FACTS – Berolina Fund

Fees and Expenses  - Berolina Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Berolina Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*
1	$117
3	$419

You would pay the following expenses if you did not redeem your shares:

Year*
1	$117
3	$419

*The one-year fees shown above take into account the Adviser’s advisory fee waiver agreement to limit total operating expenses at least through June 30, 2006, so that expenses do not exceed 1.15% of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for year 3 would be lower than indicated above.

FUND FACTS

This section briefly describes the general asset allocation of the Funds.

Fund Structure and Common Investment Strategies

Each of the Amerigo Fund, Clermont Fund and the Berolina Fund is a “fund of funds.” In other words, the Funds pursue their investment goals by investing primarily in exchange traded funds (“ETFs”), traditional open-end investment companies (commonly known as “mutual funds”) and closed-end investment companies (“closed-end funds”), that are not affiliated with the Trust. In this Prospectus, the ETFs, mutual funds and closed-end funds in which the Amerigo, Clermont and Berolina Funds invest are referred to as the “Underlying Funds.” In addition to the Underlying Funds, each Fund may invest directly in individual securities. Under ordinary circumstances, the Funds’ equity positions will consist almost entirely of ETFs.  The portion of each Fund’s portfolio allocated to fixed income typically will consist of ETFs, individual fixed income securities, or cash.

Allocation of Assets. The Funds’ investment adviser, CLS Investment Firm, LLC (the “Adviser”), allocates each Fund’s assets among the Underlying Funds or individual securities representing various segments of the financial markets, which may include various style and capitalization combinations as further described below.

The Adviser varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve the Fund’s investment objective. Using fundamental and technical analysis, the Adviser assesses the relative risk and reward potential throughout the financial markets, underweighting assets if their performance is expected to be weak; and overweighting investments in segments where the Adviser believes performance will justify the risk.

Selection of Underlying Funds. The Funds invest in Underlying Funds that invest in common stock or securities convertible into or exchangeable for common stock such as convertible preferred stock, convertible debentures, warrants, options and fixed income securities such as bonds. The Adviser selects specific Underlying Funds for investment, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The Adviser also considers other factors in the selection of Underlying Funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund. Normally, a Fund will invest its assets in Underlying Funds from several different funds families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies. However, a Fund may invest up to 100% of its total assets in one Underlying Fund. Also, because the Funds may invest heavily in ETFs and because the number of investment advisers offering a wide range of ETFs is limited, a Fund may have a large percentage of its Underlying Fund assets managed by one investment adviser.

Risks Associated With Investments in Underlying Funds. Because the Funds invest primarily in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds. In addition, investing through the Funds in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds. By investing indirectly in Underlying Funds through a Fund, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the Underlying Funds, including short term redemption charges. In addition, to the extent these Underlying Funds trade their portfolios actively; they will incur higher brokerage commissions as well as increased realization of taxable gains.

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Allocation of Fund Assets Among Market Segments

The Adviser allocates the Funds’ assets primarily among various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.) of open-end and closed-end investment companies, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. Government securities, corporate bonds, high yield bond funds, money market funds and exchange traded funds.  The Funds may also invest in individual securities and derivatives.

Using fundamental and technical analysis, the Adviser assesses the relative risk and reward potential of these segments of the financial markets, with the objective of providing the best opportunity for achieving the Fund's investment objective.  Each Fund's portfolio is expected to vary considerably among the various market segments as changes in economic and market trends occur. The Adviser underweights market segments that it believes to have below average risk/reward potential and overweights market segments that it believes to have above average risk / reward potential.

Allocation of Fund Assets Among Asset Subclasses

The asset allocation process is not limited to determining the degree to which a Fund’s assets should be invested in a given market segment. The Adviser continually explores opportunities in various subclasses of assets, which may include:

•      geoeconomic considerations (for example, “foreign” versus “domestic”)

•      maturities of fixed income securities (for example, “short-term” versus “long-term”)

•      market capitalization (for example, “large capitalization” versus “small capitalization”)

•      sector rotation (for example, “high tech” versus “industrial”)

Stock Segment

A Fund may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. A Fund may also invest in individual stocks. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types. The Adviser seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Adviser believes to have superior investment potential. When the Adviser selects stock funds, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

Bond Segment

A Fund may invest in one or more bond funds owning domestic and foreign debt securities or in individual securities issued by either domestic or foreign parties. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign

FUND FACTS

fixed-income securities. The Adviser will seek to manage total return, income, and risk within the bond segment by adjusting the Fund’s investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency. A Fund may also invest in individual bonds and bond funds that respectively are or hold lower quality, high-yielding debt securities (commonly referred to as “junk bonds”). In general, bond prices rise when interest rates fall, and fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Money Market Segment

A Fund may invest directly in money market securities, or in one or more money market funds owning money market securities. Money market securities are high quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers’ acceptances, bank deposits, repurchase agreements and other financial institution obligations. These securities may be denominated in U.S. dollars or foreign currency.

Risk Management Segment

The Adviser, or the investment advisers of the Underlying Funds in which the Funds invest, may invest in defensive positions when they believe it is appropriate to do so. When this happens, the Funds, or the Underlying Funds in which the Funds invest, may increase temporarily their investment in government securities and other short-term securities without regard to the Fund’s, or the Underlying Funds’, investment restrictions, policies or normal investment emphasis. During such a period, a Fund, or the Underlying Funds in which the Fund invests, could be unable to achieve their investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with SEC rules. High transaction costs could result from more frequent trading. Such trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund.  Each Fund may also use combinations of options and futures to achieve a more aggressive or defensive position.  There can be no assurance that such risk management strategies will be implemented, or that if they are utilized that they will be successful in reducing losses to  a Fund.

Sales Charges Assessed by Underlying Funds

The Funds may each purchase “no-load” mutual funds, which are sold and purchased without a sales charge. A Fund may also purchase “load” mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Fund. In addition, when the Adviser believes it is appropriate, a Fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption. The Funds, the Adviser, and the Funds’ distributor do not receive Rule 12b-1 distribution fees generated from the purchase of Underlying Funds; however, they may receive shareholder servicing fees for the performance of certain administrative tasks. Although the Funds may invest in shares of the same Underlying Fund, the percentage of each Fund’s assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Fund.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

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This section describes the services that are available to shareholders.

Types of Accounts

If you are making an initial investment in the Funds, you will need to open an account. You may establish the following types of accounts:

•    Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner’s signature guarantee for any transaction requiring a signature guarantee.

•    Gift or Transfer to Minors. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

•    Trust. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

•    Corporations, Partnerships and Other Legal Entities. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

•    Retirement. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account  (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan. Your financial consultant can help you determine if you are eligible.

Choosing a Class

After deciding which type of account to open, you must select a class of shares. The Funds offer for purchase Class C Shares and Class N Shares for the Amerigo Fund, Class N Shares for the Clermont Fund and Class N Shares for the Berolina Fund.

Each share class has its own expense structure. Class C Shares have a deferred sales charge and 12b-1 fees. (see “Classes in Detail” and “Rule 12b-1 Plans in Detail” for additional information).

Each class represents an interest in the same portfolio of securities and each has the same rights with one exception. Pursuant to the 1940 Act, you will have exclusive voting rights with respect to the Distribution Plan and Agreement pursuant to Rule 12b-1, if any, for the class you choose.

Different share classes allow you to choose the class that will be most beneficial to you. Your decision should depend upon a number of factors including the amount you purchase and the length of time you plan to hold the shares. Your financial consultant can assist you in determining which class is best for you. Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully.

Class C- Level Load	Class N
o Deferred sales charge of 1.00% paid only on shares redeemed within 18 months of purchase.	o No initial or contingent deferred sales charge.
o An annual fee of 1.00% under the Fund's 12b-1 plan, 0.75% of which is for marketing and 0.25% of which is for shareholder services.	o No annual marketing or service (12b-1) fees.
o Class C Shares do not convert to another class.	o Lower annual expenses than Class C.

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Classes in Detail

Class C- Level Load

If you redeem your shares within eighteen months of the date of purchase, you will pay a 1.00% contingent deferred sales charge (“CDSC”). The amount of this charge is based on your original purchase price, or the current net asset value of the shares you redeem, whichever is less.

Shares will be redeemed in the manner that results in the imposition of the lowest CDSC. Shares are redeemed first from any Class C Shares of the Fund acquired pursuant to reinvestment of distributions, and then from the longest-outstanding Class C Shares of the Fund held for less than 18 months.

In some circumstances, the CDSC may be waived for certain investors. You should contact your financial consultant to see if you qualify.

Class N

Class N Shares are offered without any sales charges, and are not subject to any 12b-1 or shareholder servicing fees.

Class N Shares are offered only through brokerage platforms under contractual arrangements with CLS Investment Firm, LLC (“CLS”), or through programs offered by investment advisory representatives under contractual arrangements with CLS.

Rule 12b-1 Plan in Detail

The Board of Trustees of the AdvisorOne Funds has adopted for Class C Shares a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

Class C. The Plan adopted for Class C Shares allows the Fund to use part of its assets for the sale and  distribution of these Shares, including advertising, marketing and other promotional activities. For these services, under the Plan, the Fund pays the Distributor an amount equal to 0.75% of average net assets attributable to Class C Shares, as applicable, of the Fund on an annualized basis. The Class C Plan also allows the Fund to pay the Distributor for certain shareholder services provided to Class C shareholders or other service providers that have entered into agreements with the Distributor to provide these services. For these services, the Fund pays a shareholder service fee equal to 0.25% of average net assets attributable to Class C Shares, as applicable, of the Fund on an annualized basis.

Because these distribution and shareholder service fees are paid out of the Fund’s assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Fund and cost investors more than other types of sales loads.

Purchasing Shares

Once you have chosen the type of account and a class of shares, you are ready to establish an account. Class C Shares and Class N Shares of the Amerigo Fund, Class N Shares of the Clermont Fund and Class N Shares of the Berolina Fund are available to investors with a minimum initial investment of $2,500 for regular accounts and $2,000 for individual retirement accounts. The minimum for subsequent investments is $250.

The Trust or Adviser may waive or lower these minimums in certain cases. You must complete and sign an application for each account you open with each Fund.

The price for Fund shares is the Fund’s net asset value per share (“NAV”) plus any applicable sales charge. We determine the NAV as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day that the Exchange is open. We will price your order at the next NAV calculated after the Fund receives your order. For more information on how we price shares, see “Pricing of Fund Shares.”

The Funds and the Distributor each reserves the right to reject any purchase for any reason and to cancel any purchase due to non-payment. You must make all purchases in United States dollars and draw all checks on United States banks. If we cancel your purchase due to non-payment, you will be responsible for any loss the Funds incur. We will not accept cash or third-party checks for the purchase of shares.

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Method of Purchase	Purchase Procedures

Through a Financial Professional [GRAPHIC OMITTED]

Contact your financial consultant. Your financial consultant can tell you the time by which you must submit your order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Funds before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).

Through Brokers GRAPHIC OMITTED]

The Distributor authorizes certain securities dealers, banks or other financial service firms (collectively, “brokers”) to purchase your shares. To receive that day’s share price:

•   you must place your order with the Selling Group Member before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).

By Mail [GRAPHIC OMITTED]

To purchase Shares, send your completed application to:

            AdvisorOne Funds

                                            c/o Gemini Fund Services, LLC

                                            4020 South 147th Street

                                            Suite 2

                                            Omaha, NE 68137

 Include with your application your check, payable to “AdvisorOne Funds”

By Wire [GRAPHIC OMITTED]

•      Initial Purchase: Call us at 1-866-811-0225 for instructions and to receive an account number. You will need to instruct a Federal Reserve System member bank to wire funds to: First National Bank of Omaha, ABA No. 104000016, Credit: Name of Fund, DDA No. 110197751, FBO: Shareholder Name, Name of Fund, Shareholder Account Number. You must also complete and mail an application to the address shown above under “By Mail.”

•      Subsequent Purchase: Wire funds to the First National Bank of Omaha at the address above. You may wire funds between 8:00 a.m. and 4:00 p.m. Eastern time. To make a same-day wire investment, please call 1-866-811-0225 by 12:00 noon Eastern time to notify us of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. Eastern time. Please note that your bank may charge a fee for the wire. Wire Transactions are Not Available for Retirement Accounts.

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Method of Purchase	Purchase Procedures

By Exchange [GRAPHIC OMITTED]

You may exchange your shares for the same class of shares of another Fund by written request sent to the Funds at:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street

Suite 2

Omaha, NE 68137

By Telephone [GRAPHIC OMITTED]

You may make subsequent purchases in your account by telephoning 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open. We will electronically transfer money from the bank account you designate on your Application to our account with the Trust. This investment option is only available if you have not declined or cancelled your telephone investment privilege. See the discussion of “Telephone Redemptions.”

Subsequent Purchases [GRAPHIC OMITTED]	The minimum subsequent purchase is $250 per Fund, except for reinvestment of dividends and distributions.

IMPORTANT NOTES

Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

You can redeem shares that you purchased by check. However, while we will process your redemption request at the next-determined net asset value after we receive it, your redemption proceeds will not be available until your check clears. This could take up to ten calendar days from the date of purchase.

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Redeeming Shares

You have the right to sell (“redeem”) all or any part of your shares subject to certain restrictions. Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares. We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order. See “Redemption Procedures-Request in “Good Order.”

We will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within seven days after we receive your redemption request.

The Funds cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call 1-866-811-0225 for further information. We will not process your redemption request if it is not in proper form. We will notify you if your redemption request is not in proper form.

If, as a result of your redemption, your account value drops below $1,000, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least $1,000 before we will process the redemption.

Medallion Signature Guarantees

Your redemption request must be accompanied by a “medallion signature guarantee” under certain circumstances, such as if you are redeeming shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Contingent Deferred Sales Charge

Class C Shares. If you redeem your Class C Shares within eighteen months of the date you purchased the Shares, you will pay a contingent deferred sales charge equal to 1.00% of the lesser of (1) the original purchase price or (2) the net asset value of the shares being redeemed.

Class N Shares. There is no contingent deferred sales charge imposed on redemptions of Class N Shares of the Amerigo Fund and the Clermont Fund.

Third Party Transactions

If you buy and redeem shares of the Funds through a member of the National Association of Securities Dealers, Inc., that member may charge a fee for that service.

The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on a Fund’s behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

Redemptions in Kind

The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of a Fund’s assets). The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

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Method of Redemption	Redemption Procedures

By Telephone [GRAPHIC OMITTED]

You may authorize redemption of some or all shares in your account with the Funds by telephoning the Funds at 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.

You will NOT be eligible to use the telephone redemption service if you:

•      have declined or canceled your telephone investment privilege;

•      wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

•      must provide supporting legal documents such as a signature guarantee for redemption

•      have an account set up as a corporation, trust and partnership; or

•      wish to redeem from a retirement account.

By Mail [GRAPHIC OMITTED]

If you are redeeming Shares, you may send your redemption request to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street

Suite 2

Omaha, NE 68137

You must include the following information in your written request:

•      a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

•      other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

•      a signature guarantee, if necessary.

By Wire [GRAPHIC OMITTED]

You may request your redemption proceeds be wired directly to the bank account designated on your application. The Funds' transfer agent will charge you a $10.00 fee for each wire redemption. The transfer agent will deduct the fee directly from your account. Your bank may also impose a fee for the incoming wire.

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Method of Redemption	Redemption Procedures

Request in “Good Order”

For our mutual protection, all redemption requests must include:

•      your account number

•      the amount of the transaction

•      for mail request, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers)

•      any supporting legal documentation that may be required

Your redemption request will be processed at the next determined share price after we have received all required information.

IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

Options For Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions. Normally we will mail your check within two business days of a redemption.

Wire Redemptions. Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

You may request that your redemption proceeds be wired directly to your bank account. The Trust’s transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions in proper form subsequently received by the Trust.

Telephone Redemptions and Exchanges. We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

AdvisorOne reserves the right to refuse a telephone redemption or exchange if the caller cannot provide:

•      the account number

•      the name and address exactly as registered on the account

•      the primary social security or employer identification number as registered on the account

We may also require a password from the caller.

AdvisorOne will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

Exchanging Shares

The exchange privilege is a convenient way to buy shares in each Fund in order to respond to changes in your investment goals or in market conditions. You may exchange your shares for shares of the same class of another Fund at no cost to you. You may exchange your Shares of one Fund for the same Class of Shares of another Fund without paying any sales charge.

 YOUR ACCOUNT

If you establish a new account by exchange, the exchanged shares must have a minimum value of $2,500. All subsequent exchanges must have a minimum value of $250 per Fund.

You may exchange shares either by telephone, if you have not canceled your telephone privilege, or in writing. Written requests for exchange must provide the following:

•      current Fund’s name;

•      account names and numbers;

•      name of the Fund you wish to exchange your shares into;

•      the amount you wish to exchange;

•      specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and

•      signatures of all registered owners.

To exchange shares by telephone, you should call 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open. We will process telephone requests made after 4:00 p.m. Eastern time at the close of business on the next business day. You should notify the Funds in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request.

Please note that we will only accept exchanges if your ownership registrations in both accounts are identical.

We will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request. We will not impose an initial sales charge, redemption fee or penalty on exchanges. Please note that an exchange may have tax consequences for you. We reserve the right to modify or terminate the exchange privilege upon sixty days’ written notice to you.

Limitation On Purchases, Redemptions and Exchanges

Purchases or sales of shares of the Funds and exchanges between Funds should not be used to try to take advantage of short-term swings in the market.

Frequent purchase and sale transactions or exchanges create higher expenses for the Funds. Accordingly, the Funds reserve the right to limit or terminate the ability to purchase shares of the Funds or the exchange privilege for any shareholder making frequent purchases or sales or exchanges. The Funds may also revoke the exchange privilege for all shareholders upon sixty days’ written notice.

Transferring Registration

You can transfer the registration of your shares in the Funds to another owner by completing a transfer form and sending it to the AdvisorOne Funds, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

PRICING OF FUND SHARES

_____________________________________________________________

The Fund’s net asset value (“NAV”) for each class of shares or NAV is calculated on each day that the New York Stock Exchange is open. The NAV is the value of a single share of a Fund. The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time (“Valuation Time”). The NAV is determined by subtracting the total of the Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding. The value of the Fund’s total assets is generally based on the market value of the securities that the Fund holds. Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. Foreign securities may be traded in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the NAV of a Fund holding foreign securities may change on days when shareholders will not be able to buy or redeem their Fund shares.

If a security does not have a readily available market quotation, the Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Funds’ Board of Trustees (the “Board”). The types of securities for which fair value pricing is required include, but are not limited to:

•      Securities for which market quotations are insufficient or not readily available at the Valuation Time on a particular Business Day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•      Securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading;

•      Securities determined to be illiquid; and

•      Securities with respect to which an event that will affect the value thereof has occurred since the closing prices  were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for arbitrage in a Fund. However, valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  The Adviser makes such determinations under the supervision of the Board, in good faith, in accordance with procedures adopted by the Board.

Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.  There is no assurance that a Fund will obtain the fair value assigned to a security if it were to sell such security while it is fair valued.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

ANTI-MONEY LAUNDERING AND CUSTOMER IDENTIFICATION PROGRAMS

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government-issued documentation certifying the existence of the person, business or enterprise.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. The Trust may reject purchase orders or temporarily or permanently revoke exchange privileges if there is reason to believe that an investor is engaging in market timing activities.

To prevent disruption in the management of the Funds, excessive trading or exchange activity is limited.  Generally, trading or exchange activity is considered excessive if a substantive exchange or redemption occurs within 7 calendar days of purchase. A substantive exchange or redemption means an exchange of $500 or more.

An investor’s exchange privilege or right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive.  The Trust may accept redemptions and exchanges in excess of the above guidelines if it believes that granting such exceptions is in the best interest of the Funds and the redemption or exchange is not part of a market timing strategy.

It is a violation of policy for an officer or Trustee of the Trust to knowingly facilitate a purchase, redemption or exchange where the shareholder executing the transaction is engaged in any activity which violates the terms of the Trust’s Prospectus or Statement of Additional Information, and/or is considered not to be in the best interests of the Fund or its other shareholders.

The Funds will apply its policies and procedures uniformly to all Fund shareholders. Although the Funds intend to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of the Funds shares and redeemers of the Funds shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so. Therefore, with respect to Omnibus accounts, the Funds rely on selling group members to enforce the Funds’ market timing policies and procedures.

We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its investors as distributions. When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend. A Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

•      Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

•      Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Funds distribute dividends and capital gains annually, if any. These distributions will typically be declared in December and paid in January of the following year, but are taxable as if paid on December 31 of the year declared. The IRS requires you to report these amounts on your income tax return for the year declared.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-866-811-0225 for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Funds as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

FEDERAL TAX CONSIDERATIONS

_______________________________________________________________________________________________

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund’s Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser’s investment decisions will result in a negative tax consequence for the Fund's shareholders.

Taxes on Distributions

You will generally be subject to pay federal income tax and possibly state taxes on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains. The rate of tax will depend on how long the Fund held the securities on which it realized the gains. In general, for individual shareholders, the maximum capital gain rate is 15 percent. All other distributions, including short-term capital gains, will be taxed as ordinary income. The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31st for the prior calendar year.

Taxes on Sales or Exchanges

If you redeem your shares of a Fund, or exchange them for shares of another Fund in the Trust, you will be subject to tax on any taxable gain. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

“Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding

The Funds may be required to withhold U.S. federal income tax at the rate of 28% from all taxable distributions and from proceeds from certain sales and exchanges payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

MANAGEMENT

____________________________________________________________________

Investment Advisor

CLS Investment Firm, LLC, a Nebraska limited liability company (“CLS” or the “Adviser”), serves as investment adviser to the Amerigo Fund, Clermont Fund and the Berolina Fund. The Adviser is the successor to Clarke Lanzen Skalla Investment Firm, Inc., which changed its form of organization from a corporation to a limited liability company on or about April 10, 2003.  The “Adviser” as referenced herein is used to refer to both of these entities.  The Adviser has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989. The Adviser has managed the Funds since their inception on July 14, 1997 (Amerigo and Clermont Funds). As of December 15, 2005, the Adviser managed approximately $2.5 billion in assets. The Adviser maintains its principal offices at 4020 South 147th Street, Omaha, Nebraska 68137. The Adviser is an affiliate of Gemini Fund Services, LLC and Aquarius Fund Distributors, LLC.

The Funds paid CLS a fee (net of any fee waiver) for the fiscal year ended April 30, 2005 at the annualized rate (expressed as a percentage of average daily net assets) of 0.93% % for the Amerigo Fund and 0.83% % for the Clermont Fund.

Under the terms of its investment advisory agreement, the Adviser is responsible for formulating the Funds’ investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes officers, provides office space, services and equipment and supervises all matters relating to the Funds’ operations.

Portfolio Managers

The Funds’ Portfolio Management Team includes Scott Kubie, Robert Jergovic and Dennis Guenther. Mr. Kubie and Mr. Jergovic are primarily responsible for the day-to-day management of the Funds, and are co-portfolio managers of each Fund. Mr. Kubie, Executive Vice President and Chief Investment Strategist of the Adviser, is responsible for the overall direction of the Team and the implementation of the risk budgeting methodology. Mr. Jergovic, Chief Investment Officer of the Adviser, is primarily responsible for research and analysis of the financial markets and funds, and the selection of portfolio securities. Mr. Guenther serves as a Portfolio Manager of each Fund, and oversees the portfolio allocations for the Funds.

Mr. Kubie has worked for the Adviser since March 2001 as a Portfolio Manager with CLS and its predecessor and began serving as a portfolio manager of the Amerigo and Clermont Funds in 2002 and the Berolina Fund since its inception. Prior to joining CLS Investment Firm, LLC, Mr. Kubie worked as a consultant for an Equity Manager and Internet Investment Software Firm (1999-2001).

Mr. Jergovic has worked for the Adviser since 2000 and began serving as a portfolio manager of the Amerigo and Clermont Funds in 2002 and the Berolina Fund since its inception. Prior to joining CLS Investment Firm, LLC, Mr. Jergovic served as a Registered Representative for PFG Distribution Company (1998-1999) and Vice President of Investment Management and Assistant Treasurer for Guarantee Life Insurance Company (1994-2000).

Mr. Guenther has worked for the Adviser since 1997 as a Database/Interface Manager and began serving as a portfolio manager for the Amerigo and Clermont Funds in 2002 and the Berolina Fund since its inception.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The composition of the team may change without notice from time to time.

Other Service Providers

The Funds rely on other companies to provide necessary services for their day-to-day operations. Below is a list of these service providers:

Administrator

      Gemini Fund Services, LLC

      450 Wireless Blvd.

      Hauppauge, New York 11788

Custodian

      First National Bank of Omaha

      1620 Dodge Street

      Omaha, Nebraska 68137

Distributor

      Aquarius Fund Distributors, LLC

1005 South 107th Avenue, Suite 201

Omaha, Nebraska 68114

Transfer and Dividend Disbursing Agent

      Gemini Fund Services, LLC

      4020 South 147th Street

      Suite 2

      Omaha, Nebraska 68137

Sub-Transfer and Dividend Disbursing Agent

      Rydex Fund Services, Inc.

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

Counsel

      Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

Independent Accountants

      Tait, Weller & Baker LLP

      1818 Market Street

Suite 2400

      Philadelphia, Pennsylvania 19103

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Financial Highlights

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Financial Highlights

The Financial Highlights table is intended to help you understand the Funds’ financial performance for the fiscal periods presented. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information for the Amerigo Fund and the Clermont Fund for the years ended April 30, 2005, April 30, 2004 and April 30, 2003 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ April 30, 2005 annual report, which is available upon request. The financial highlights of the Amerigo Fund and the Clermont Fund for the years ended April 30, 2002 and prior were audited by other independent accountants.

Selected data based on a share outstanding throughout each period indicated.

	Amerigo Fund - Class C Shares

	Fiscal Years Ending April 30,				Period Ended
	2005(b)	2004 (b)	2003 (b)	2002 (b)	April 30, 2001 (a)

Net asset value, beginning of period	$ 11.82	$ 9.47	$ 11.27	$ 13.07	$ 16.91

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.09)	(0.10)	(0.18)	(0.02)
Net realized and unrealized gain (loss) on
investments	0.90	2.44	(1.70)	(0.95)	(3.12)
Total income (loss) from investment operations	0.83	2.35	(1.80)	(1.13)	(3.14)

Less distributions from net investment income	-	-	-	(0.12)	(0.04)
Less distributions from net realized gains	-	-	-	(0.55)	(0.66)
Total distributions from net investment
income and net realized gains	-	-	-	(0.67)	(0.70)

Net asset value, end of period	$ 12.65	$ 11.82	$ 9.47	$ 11.27	$ 13.07

Total return (c)	7.02%	24.82%	(15.97)%	(8.66)%	(18.95)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 7,067	$ 6,375	$ 4,741	$ 4,136	$ 2,878
Ratio of expenses to average net assets (d)	2.15%	2.15%	2.15%	2.33%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.22%	2.36%	2.63%	2.87%	3.57%
Ratio of net investment income (loss) to
average net assets (d)	(0.57)%	(0.79)%	(1.01)%	(1.55)%	0.76%
Portfolio turnover rate	57%	55%	107%	46%	10%

(a) The commencement of this class was July 13, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d) Annualized for periods less than one year.

Selected data based on a share outstanding throughout each period indicated.

	Amerigo Fund - Class N Shares

	Fiscal Years Ending April 30,
	2005 (a)	2004 (a)	2003 (a)		2002 (a)	2001

Net asset value, beginning of year	$ 12.00	$ 9.52	$ 11.22		$ 12.97	$ 16.36

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.02	(0.00)	(b)	(0.07)	0.07
Net realized and unrealized gain (loss) on
investments	0.91	2.46	(1.70)		(0.94)	(2.73)
Total income (loss) from investment operations	0.98	2.48	(1.70)		(1.01)	(2.66)

Less distributions from net investment income	(0.01)	-	-		(0.19)	(0.07)
Less distributions from net realized gains	-	-	-		(0.55)	(0.66)
Total distributions from net investment
income and net realized gains	(0.01)	-	-		(0.74)	(0.73)

Net asset value, end of year	$ 12.97	$ 12.00	$ 9.52		$ 11.22	$ 12.97

Total return (c)	8.16%	26.05%	(15.15)%		(7.79)%	(16.71)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 337,929	$163,648	$ 41,303		$ 35,368	$ 36,170
Ratio of expenses to average net assets	1.15%	1.15%	1.15%		1.33%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements	1.22%	1.36%	1.63%		1.88%	1.71%
Ratio of net investment income (loss) to
average net assets	0.54%	0.21%	(0.01)%		(0.55)%	0.32%
Portfolio turnover rate	57%	55%	107%		46%	10%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

Selected data based on a share outstanding throughout each period indicated.

	Clermont Fund - Class N Shares

	Fiscal Years Ending April 30,
	2005 (a)	2004 (a)	2003 (a)	2002 (a)	2001

Net asset value, beginning of year	$ 10.04	$ 8.93	$ 9.94	$ 10.81	$ 12.17

Income (loss) from investment operations:
Net investment income	0.14	0.22	0.12	0.12	0.18
Net realized and unrealized gain (loss) on
investments	0.34	1.04	(1.07)	(0.55)	(0.87)
Total income (loss) from investment operations	0.48	1.26	(0.95)	(0.43)	(0.69)

Less distributions from net investment income	(0.13)	(0.15)	(0.06)	(0.15)	(0.39)
Less distributions from net realized gains	(0.06)	-	-	(0.29)	(0.28)
Total distributions from net investment
income and net realized gains	(0.19)	(0.15)	(0.06)	(0.44)	(0.67)

Net asset value, end of year	$ 10.33	$ 10.04	$ 8.93	$ 9.94	$ 10.81

Total return (b)	4.72%	14.11%	(9.58)%	(3.92)%	(5.87)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 102,884	$ 57,430	$ 34,755	$ 14,440	$ 11,668
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.33%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements	1.32%	1.51%	1.77%	3.55%	2.85%
Ratio of net investment income (loss) to
average net assets	1.35%	2.26%	1.21%	1.22%	1.62%
Portfolio turnover rate	36%	97%	105%	60%	9%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

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ADVISORONE

Privacy Statement

The AdvisorOne Funds recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

•      Account applications and other required forms,

•      Written, oral, electronic or telephonic communications and

•      Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This page is not part of the prospectus.

Where to Go For More Information:

You will find more information about the Funds in the following documents:

Annual and Semi-annual Reports: Our annual and semi-annual reports list the holdings in each Fund, describe each Funds’ performance, include financial statements for the Funds, and discuss the market conditions and strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional Information (“SAI”): The Statement of Additional Information contains additional and more detailed information about each Fund.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

There are three ways to get a copy of these documents:

1. Call or write for one, and a copy will be sent without charge.

      AdvisorOne Funds

      c/o Gemini Fund Services, LLC

      4020 South 147th Street

      Suite 2

      Omaha, NE 68137

      1-866-811-0225

The Prospectus, Annual Report and Semi-Annual Report are available at www.AdvisorOneFunds.com.

2. Write to the Public Reference Room of the Securities and Exchange Commission (“SEC”) and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service.

You can also go to the Public Reference Room and copy the documents while you are there. The SEC is located at 450 Fifth Street, NW, Washington, DC 20549-0102.

You may get information about the Public Reference Room and its business hours by writing or calling the number below.

      Public Reference Room - U.S. Securities and Exchange Commission

      450 Fifth Street, N.W.

      Washington, D.C. 20549-6009

      1-202-942-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-866-811-0225.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The AdvisorOne Funds' Investment Company Act File Number is 811-8037.

1-866-811-0225

www.AdvisorOneFunds.com

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